Unaudited Condensed Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parentheticals) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Oct. 31, 2020	May 31, 2020
Original Issuance Price (in dollars per share)	$ 6.11
Adjustments to stock issuance costs	$ 58,673
Series B-1
Original Issuance Price (in dollars per share)		$ 3.9760	$ 12.4168	$ 3.9760	$ 12.4168	$ 12.4168	$ 3.9760	$ 3.9760